SHARE-BASED COMPENSATION PLANS AND SHARES HELD IN TRUST - Summary of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 539	$ 359	$ 537
Equity-settled
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 539	$ 359	$ 537